Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
fair value amount	$ 568
Investment settlement fuds	270
Unrealized gain on investments in equity instruments at fair value through other comprehensive income	17
Dividends received	$ 246	$ 296	$ 396